Financial Instruments (Tables)	12 Months Ended
Mar. 31, 2022
Financial Instruments [Abstract]
Schedule of Financial Assets at Fair Value

	JPY (millions) As of March 31, 2021
	Financial assets measured at amortized cost	Measured at fair value through other comprehensive income	Measured at fair value through profit or loss	Derivative hedging instruments	Other financial liabilities	Total
Financial assets measured at fair value
Other financial assets -
Equity instruments	¥—	¥145,070	¥—	¥—	¥—	¥145,070
Derivative financial instruments	—	—	62,594	1,506	—	64,100
Investments in convertible notes	—	—	12,176	—	—	12,176
Investments in debt instruments	—	—	800	—	—	800
Financial assets associated with contingent consideration arrangements	—	—	25,446	—	—	25,446
Total	¥—	¥145,070	¥101,016	¥1,506	¥—	¥247,592

Financial assets not measured at fair value
Other financial assets -
Other	¥24,888	¥—	¥—	¥—	¥—	¥24,888
Trade and other receivables	783,091	—	—	—	—	783,091
Cash and cash equivalents	966,222	—	—	—	—	966,222
Total	¥1,774,201	¥—	¥—	¥—	¥—	¥1,774,201

Financial liabilities measured at fair value
Other financial liabilities -
Derivative financial instruments	¥—	¥—	¥12,116	¥84,975	¥—	¥97,091
Financial liabilities associated with contingent consideration arrangements	—	—	27,770	—	—	27,770
Other	—	—	2,693	—	—	2,693
Total	¥—	¥—	¥42,579	¥84,975	¥—	¥127,554

Financial liabilities not measured at fair value
Other financial liabilities -
Lease liabilities	¥—	¥—	¥—	¥—	¥436,412	¥436,412
Other	—	—	—	—	201,764	201,764
Trade and other payables	—	—	—	—	343,838	343,838
Bonds and loans	—	—	—	—	4,635,371	4,635,371
Total	¥—	¥—	¥—	¥—	¥5,617,385	¥5,617,385

	JPY (millions) As of March 31, 2022
	Financial assets measured at amortized cost	Measured at fair value through other comprehensive income	Measured at fair value through profit or loss	Derivative hedging instruments	Other financial liabilities	Total
Financial assets measured at fair value
Other financial assets -
Equity instruments	¥—	¥148,451	¥—	¥—	¥—	¥148,451
Derivative financial instruments	—	—	19,141	22,749	—	41,890
Investments in convertible notes	—	—	10,409	—	—	10,409
Investments in debt instruments	—	—	1,052	—	—	1,052
Financial assets associated with contingent consideration arrangements	—	—	26,852	—	—	26,852
Trade receivables	—	20,665	—	—	—	20,665
Total	¥—	¥169,117	¥57,454	¥22,749	¥—	¥249,320

Financial assets not measured at fair value
Other financial assets -
Other	¥30,205	¥—	¥—	¥—	¥—	¥30,205
Trade and other receivables	675,979	—	—	—	—	675,979
Cash and cash equivalents	849,695	—	—	—	—	849,695
Total	¥1,555,879	¥—	¥—	¥—	¥—	¥1,555,879

Financial liabilities measured at fair value
Other financial liabilities -
Derivative financial instruments	¥—	¥—	¥6,074	¥30,455	¥—	¥36,529
Financial liabilities associated with contingent consideration arrangements	—	—	5,844	—	—	5,844
Total	¥—	¥—	¥11,918	¥30,455	¥—	¥42,373

Financial liabilities not measured at fair value
Other financial liabilities -
Lease liabilities	¥—	¥—	¥—	¥—	¥465,238	¥465,238
Other	—	—	—	—	157,403	157,403
Trade and other payables	—	—	—	—	516,297	516,297
Bonds and loans	—	—	—	—	4,345,410	4,345,410
Total	¥—	¥—	¥—	¥—	¥5,484,348	¥5,484,348

Schedule of Financial Liabilities at Fair Value

	JPY (millions) As of March 31, 2021
	Financial assets measured at amortized cost	Measured at fair value through other comprehensive income	Measured at fair value through profit or loss	Derivative hedging instruments	Other financial liabilities	Total
Financial assets measured at fair value
Other financial assets -
Equity instruments	¥—	¥145,070	¥—	¥—	¥—	¥145,070
Derivative financial instruments	—	—	62,594	1,506	—	64,100
Investments in convertible notes	—	—	12,176	—	—	12,176
Investments in debt instruments	—	—	800	—	—	800
Financial assets associated with contingent consideration arrangements	—	—	25,446	—	—	25,446
Total	¥—	¥145,070	¥101,016	¥1,506	¥—	¥247,592

Financial assets not measured at fair value
Other financial assets -
Other	¥24,888	¥—	¥—	¥—	¥—	¥24,888
Trade and other receivables	783,091	—	—	—	—	783,091
Cash and cash equivalents	966,222	—	—	—	—	966,222
Total	¥1,774,201	¥—	¥—	¥—	¥—	¥1,774,201

Financial liabilities measured at fair value
Other financial liabilities -
Derivative financial instruments	¥—	¥—	¥12,116	¥84,975	¥—	¥97,091
Financial liabilities associated with contingent consideration arrangements	—	—	27,770	—	—	27,770
Other	—	—	2,693	—	—	2,693
Total	¥—	¥—	¥42,579	¥84,975	¥—	¥127,554

Financial liabilities not measured at fair value
Other financial liabilities -
Lease liabilities	¥—	¥—	¥—	¥—	¥436,412	¥436,412
Other	—	—	—	—	201,764	201,764
Trade and other payables	—	—	—	—	343,838	343,838
Bonds and loans	—	—	—	—	4,635,371	4,635,371
Total	¥—	¥—	¥—	¥—	¥5,617,385	¥5,617,385

	JPY (millions) As of March 31, 2022
	Financial assets measured at amortized cost	Measured at fair value through other comprehensive income	Measured at fair value through profit or loss	Derivative hedging instruments	Other financial liabilities	Total
Financial assets measured at fair value
Other financial assets -
Equity instruments	¥—	¥148,451	¥—	¥—	¥—	¥148,451
Derivative financial instruments	—	—	19,141	22,749	—	41,890
Investments in convertible notes	—	—	10,409	—	—	10,409
Investments in debt instruments	—	—	1,052	—	—	1,052
Financial assets associated with contingent consideration arrangements	—	—	26,852	—	—	26,852
Trade receivables	—	20,665	—	—	—	20,665
Total	¥—	¥169,117	¥57,454	¥22,749	¥—	¥249,320

Financial assets not measured at fair value
Other financial assets -
Other	¥30,205	¥—	¥—	¥—	¥—	¥30,205
Trade and other receivables	675,979	—	—	—	—	675,979
Cash and cash equivalents	849,695	—	—	—	—	849,695
Total	¥1,555,879	¥—	¥—	¥—	¥—	¥1,555,879

Financial liabilities measured at fair value
Other financial liabilities -
Derivative financial instruments	¥—	¥—	¥6,074	¥30,455	¥—	¥36,529
Financial liabilities associated with contingent consideration arrangements	—	—	5,844	—	—	5,844
Total	¥—	¥—	¥11,918	¥30,455	¥—	¥42,373

Financial liabilities not measured at fair value
Other financial liabilities -
Lease liabilities	¥—	¥—	¥—	¥—	¥465,238	¥465,238
Other	—	—	—	—	157,403	157,403
Trade and other payables	—	—	—	—	516,297	516,297
Bonds and loans	—	—	—	—	4,345,410	4,345,410
Total	¥—	¥—	¥—	¥—	¥5,484,348	¥5,484,348

Schedule of Fair Value Measurement of Assets

	JPY (millions) As of March 31, 2021
	Level 1	Level 2	Level 3	Total
Assets:
Financial assets measured at fair value through profit or loss
Derivatives	¥—	¥62,594	¥—	¥62,594
Investment in convertible notes	—	—	12,176	12,176
Investment in debt instruments	—	—	800	800
Financial assets associated with contingent consideration arrangements	—	—	25,446	25,446
Derivatives for which hedge accounting is applied	—	1,506	—	1,506
Financial assets measured at fair value through OCI
Equity instruments	92,602	—	52,468	145,070
Total	¥92,602	¥64,100	¥90,890	¥247,592

Liabilities:
Financial liabilities measured at fair value through profit or loss
Derivatives	¥—	¥12,116	¥—	¥12,116
Financial liabilities associated with contingent consideration arrangements	—	—	27,770	27,770
Other	—	—	2,693	2,693
Derivatives for which hedge accounting is applied	—	84,975	—	84,975
Total	¥—	¥97,091	¥30,463	¥127,554

	JPY (millions) As of March 31, 2022
	Level 1	Level 2	Level 3	Total
Assets:
Financial assets measured at fair value through profit or loss
Derivatives	¥—	¥19,141	¥—	¥19,141
Investment in convertible notes	—	—	10,409	10,409
Investment in debt instruments	—	—	1,052	1,052
Financial assets associated with contingent consideration arrangements	—	—	26,852	26,852
Derivatives for which hedge accounting is applied	—	22,749	—	22,749
Financial assets measured at fair value through OCI
Trade receivables	—	20,665	—	20,665
Equity instruments	84,188	—	64,263	148,451
Total	¥84,188	¥62,556	¥102,576	¥249,320

Liabilities:
Financial liabilities measured at fair value through profit or loss
Derivatives	¥—	¥6,074	¥—	¥6,074
Financial liabilities associated with contingent consideration arrangements	—	—	5,844	5,844
Derivatives for which hedge accounting is applied	—	30,455	—	30,455
Total	¥—	¥36,529	¥5,844	¥42,373

	JPY (millions) For the Year Ended March 31
	2021		2022
	Financial assets associated with contingent consideration arrangements	Equity instruments	Financial assets associated with contingent consideration arrangements	Equity instruments
As of the beginning of the period	¥92,516	¥48,237	¥25,446	¥52,468
Recognition of financial assets associated with contingent consideration arrangements	3,318	—	—	—
Changes recognized as finance income (expenses)	3,294	—	(1,043)	—
Changes in fair value of financial assets associated with contingent consideration due to other elements than time value(1)	(72,940)	—	—	—
Changes in fair value of financial assets measured at fair value through OCI and exchange differences on translation of foreign operations	(742)	8,126	2,448	23,345
Purchases	—	12,559	—	7,919
Sales	—	(7,013)	—	(644)
Transfers to Level 1	—	(9,241)	—	(23,856)
Acquisition from sale of intangible assets associated with products	—	—	—	5,645
Acquisition from conversion of convertible notes	—	—	—	725
Transfers to investments accounted for using the equity method	—	—	—	(1,339)
Reclassification to assets held for sale	—	(200)	—	—
As of the end of the period	¥25,446	¥52,468	¥26,852	¥64,263
(1) During the year ended March 31, 2021, Takeda recognized other operating expenses of 72,940 million JPY as the loss from changes in the fair value of the assets associated with contingent consideration arrangements from the previous sale of XIIDRA. It was driven by changes in assumptions related to the future sales of XIIDRA, including the impact from Novartis' withdrawal of the Marketing Authorisation Application in Europe, as also described in Note 5.

Schedule of Fair Value Measurement of Liabilities

	JPY (millions) As of March 31, 2021
	Level 1	Level 2	Level 3	Total
Assets:
Financial assets measured at fair value through profit or loss
Derivatives	¥—	¥62,594	¥—	¥62,594
Investment in convertible notes	—	—	12,176	12,176
Investment in debt instruments	—	—	800	800
Financial assets associated with contingent consideration arrangements	—	—	25,446	25,446
Derivatives for which hedge accounting is applied	—	1,506	—	1,506
Financial assets measured at fair value through OCI
Equity instruments	92,602	—	52,468	145,070
Total	¥92,602	¥64,100	¥90,890	¥247,592

Liabilities:
Financial liabilities measured at fair value through profit or loss
Derivatives	¥—	¥12,116	¥—	¥12,116
Financial liabilities associated with contingent consideration arrangements	—	—	27,770	27,770
Other	—	—	2,693	2,693
Derivatives for which hedge accounting is applied	—	84,975	—	84,975
Total	¥—	¥97,091	¥30,463	¥127,554

	JPY (millions) As of March 31, 2022
	Level 1	Level 2	Level 3	Total
Assets:
Financial assets measured at fair value through profit or loss
Derivatives	¥—	¥19,141	¥—	¥19,141
Investment in convertible notes	—	—	10,409	10,409
Investment in debt instruments	—	—	1,052	1,052
Financial assets associated with contingent consideration arrangements	—	—	26,852	26,852
Derivatives for which hedge accounting is applied	—	22,749	—	22,749
Financial assets measured at fair value through OCI
Trade receivables	—	20,665	—	20,665
Equity instruments	84,188	—	64,263	148,451
Total	¥84,188	¥62,556	¥102,576	¥249,320

Liabilities:
Financial liabilities measured at fair value through profit or loss
Derivatives	¥—	¥6,074	¥—	¥6,074
Financial liabilities associated with contingent consideration arrangements	—	—	5,844	5,844
Derivatives for which hedge accounting is applied	—	30,455	—	30,455
Total	¥—	¥36,529	¥5,844	¥42,373

Schedule of Fair Value of Contingent Consideration Classified as Level 3
The fair value of financial liabilities associated with contingent consideration arrangements are classified as Level 3 in the fair value hierarchy. The following table shows a reconciliation from the opening balances to the closing balances and payment term for financial liabilities associated with contingent consideration arrangements for the period ended March 31, 2021 and 2022, respectively. There are no significant changes in fair value during the changes in significant assumptions which influence the fair value measurement for financial liabilities associated with contingent consideration arrangements.

	JPY (millions) For the Year Ended March 31
	2021	2022
As of the beginning of the year	¥41,664	¥27,770
Additions arising from business combinations	—	5,203
Reversal from sale of intangible assets associated with products	—	(11,479)
Changes in the fair value during the period	(10,062)	(10,705)
Settled and paid during the period	(4,206)	(6,293)
Foreign currency translation differences	374	1,348
As of the end of the year	¥27,770	¥5,844

	JPY (millions) As of March 31
	2021	2022
Payment term (undiscounted)
Within one year	¥7,400	¥606
Between one and three years	2,273	2,869
Between three and five years	1,174	2,000
More than five years	40,035	980

Schedule of Financial Liabilities Not Measured at Fair Value
The carrying amount and fair value of financial instruments that are not measured at fair value in the consolidated statements of financial position are as follows. Fair value information is not provided for financial instruments, if the carrying amount is a reasonable estimate of fair value due to the relatively short period of maturity of these instruments.

	JPY (millions) As of March 31
	2021		2022
	Carrying amount	Fair value	Carrying amount	Fair value
Bonds	¥3,532,202	¥3,762,266	¥3,637,355	¥3,630,521
Long-term loans	1,103,100	1,098,526	707,770	703,032

Schedule of Derivative Assets and Liabilities

	JPY (millions) As of March 31, 2021
	Contract amount	Contract amount to be settled in more than one year	Fair value
Forward exchange contracts:
Selling:
Euro	¥131,729	¥—	¥(3,362)
United States Dollar	865,407	—	(11,270)
Buying:
Euro	134,762	—	3,407
United States Dollar	1,364,837	—	7,873
Other	13,515	—	422
Currency swaps:
Buying:
United States Dollar	739,948	717,114	(56,787)

	JPY (millions) As of March 31, 2022
	Contract amount	Contract amount to be settled in more than one year	Fair value
Forward exchange contracts:
Selling:
Euro	¥243,870	¥—	¥(11,315)
United States Dollar	445,285	—	(8,181)
Buying:
Euro	244,041	—	11,326
United States Dollar	360,656	—	4,894
Currency swaps:
Buying:
United States Dollar	717,114	717,114	8,686
The following summarizes interest and cross currency interest rate swaps designated as cash flow hedges as of March 31:

	JPY (millions) As of March 31
	Contract amount	Contract amount to be settled in more than one year	Fair value
2021	¥803,506	¥780,672	¥(61,564)
2022	787,370	787,370	8,637
The following tables represent the items designated as hedging instruments, amounts within other components of equity related to items designated as hedged items and amounts of changes in fair value of hedging instruments recorded in other comprehensive income and the amounts reclassified from the hedging reserve to profit or loss as of and for the year ended March 31, 2021:

		JPY (millions) As of March 31, 2021
	Notional	Carrying amount – assets	Carrying amount – liabilities	Line item in the statement of financial position where hedging instrument is included	Average rate used for the fair value of the hedging instrument
Cash flow hedges
Interest risk
Interest rate swaps	575 million USD	¥—	¥4,777	Other financial liabilities	2.83%
Currency and interest risk
Currency and interest rate swaps	6,875 million USD	1,506	58,293	Other financial assets /liabilities	107.63 JPY 1.80%
Net investment hedges
Foreign currency denominated bonds and loans	8,819 million USD	—	974,779	Bonds and loans
	8,857 million EUR	—	1,149,950	Bonds and loans
Forward exchange contracts	3,291 million USD	—	18,539	Other financial liabilities
	998 million EUR	—	3,366	Other financial liabilities

	JPY (millions) As of March 31, 2021
	Balance in cash flow hedges and net investment hedges	Balance in hedge cost reserve
Cash flow hedges
Interest risk
Interest rate swaps	¥(3,316)	¥—
Forward interest rate	(22,499)	—
Currency and interest risk
Currency and interest rate swaps	(45,820)	(8,592)
Currency risk
Hedge related to acquisition	3,560	—
Net investment hedges
Foreign currency denominated bonds and loans	15,436	—
Forward exchange contracts	20,476	—

	JPY (millions) For the year ended March 31, 2021
	Amounts recognized in OCI		Amount reclassified to profit or loss
	Change in fair value of hedging instruments	Hedging costs	Cash flow hedge	Hedging costs	Line item in which reclassification adjustment is included
Cash flow hedges
Interest risk
Interest rate swaps	¥1,400	¥—	¥1,127	¥—	Financial expenses
Forward interest rate	(3,087)	—	1,630	—	Financial expenses
Currency and interest risk
Currency and interest rate swaps	(39,146)	(9,978)	(27,242)	(3,200)	Financial income and Financial expenses
Net investment hedges
Foreign currency denominated bonds and loans	112,620	—	—	—
Forward exchange contracts	19,804	—	—	—

The following tables represent the items designated as hedging instruments, amounts within other components of equity related to items designated as hedged items and amounts of changes in fair value of hedging instruments recorded in other comprehensive income and the amounts reclassified from the hedging reserve to profit or loss as of and for the year ended March 31, 2022:

		JPY (millions) As of March 31, 2022
	Notional	Carrying amount – assets	Carrying amount – liabilities	Line item in the statement of financial position where hedging instrument is included	Average rate used for the fair value of the hedging instrument
Cash flow hedges
Interest risk
Interest rate swaps	575 million USD	¥—	¥49	Other financial liabilities	2.83%
Currency and interest risk
Currency and interest rate swaps	6,675 million USD	22,749	14,063	Other financial assets /liabilities	107.43 JPY 1.85%
Net investment hedges
Foreign currency denominated bonds and loans	5,108 million USD	—	624,138	Bonds and loans
	7,368 million EUR	—	1,001,896	Bonds and loans
Forward exchange contracts	594 million USD	—	4,982	Other financial liabilities
	1,815 million EUR	—	11,360	Other financial liabilities

	JPY (millions) As of March 31, 2022
	Balance in cash flow hedges and net investment hedges	Balance in hedge cost reserve
Cash flow hedges
Interest risk
Interest rate swaps	¥425	¥—
Forward interest rate	(21,313)	—
Currency and interest risk
Currency and interest rate swaps	(48,573)	(6,135)
Currency risk
Hedge related to acquisition	3,560	—
Net investment hedges
Foreign currency denominated bonds and loans	97,977	—
Forward exchange contracts	54,778	—

	JPY (millions) For the year ended March 31, 2022
	Amounts recognized in OCI		Amount reclassified to profit or loss
	Change in fair value of hedging instruments	Hedging costs	Cash flow hedge	Hedging costs	Line item in which reclassification adjustment is included
Cash flow hedges
Interest risk
Interest rate swaps	¥3,992	¥—	¥1,398	¥—	Financial expenses
Forward interest rate	(605)	—	2,312	—	Financial expenses
Currency and interest risk
Currency and interest rate swaps	79,394	6,611	(83,031)	(3,071)	Financial income and Financial expenses
Net investment hedges
Foreign currency denominated bonds and loans	107,064	—	—	—
Forward exchange contracts	35,646	—	—	—

Schedule of Age of Trade Receivables that are Past Due but not Impaired and Analysis of Impairment Analysis
The following represents the carrying amount of the trade receivables categorized by due date and the analysis of impairment loss allowance as of March 31, 2021 and 2022:

	JPY (millions) except for percentage As of March 31, 2021
		Amount past due
	Current	Within 30 days	Over 30 days but within 60 days	Over 60 days but within 90 days	Over 90 days but within one year	Over one year	Total
Gross carrying amount	¥643,819	¥17,632	¥12,017	¥6,214	¥16,762	¥19,680	¥716,124
Impairment loss allowance	(1,336)	(20)	(11)	(120)	(646)	(6,504)	(8,637)
Net carrying amount	642,483	17,612	12,006	6,094	16,116	13,176	707,487
Weighted average loss rate (%)	0.2%	0.1%	0.1%	1.9%	3.9%	33.0%	1.2%

	JPY (millions) except for percentage As of March 31, 2022
		Amount past due
	Current	Within 30 days	Over 30 days but within 60 days	Over 60 days but within 90 days	Over 90 days but within one year	Over one year	Total
Gross carrying amount	¥569,289	¥19,369	¥5,972	¥3,670	¥14,391	¥14,217	¥626,908
Impairment loss allowance	(3,274)	(23)	(88)	(50)	(963)	(4,993)	(9,390)
Net carrying amount	566,015	19,346	5,884	3,620	13,428	9,224	617,518
Weighted average loss rate (%)	0.6%	0.1%	1.5%	1.4%	6.7%	35.1%	1.5%

Summary of Increase (Decrease) in Loss Allowance for Trade Receivables
The following is a summary of the change in the impairment loss allowance for trade receivables for the years ended March 31, 2021 and 2022. The impairment loss allowance recognized for other than trade receivables is immaterial.

	JPY (millions)
	Bad debt provision calculated by simplified approach	Bad debt provision recognized to credit- impaired financial assets	Total
As of April 1, 2020	¥1,670	¥3,527	¥5,197
Increases	1,733	3,710	5,443
Decreases (written off)	(292)	(348)	(640)
Decreases (reversed)	(866)	(872)	(1,738)
Foreign currency translation differences	114	261	375
As of March 31, 2021	¥2,359	¥6,278	¥8,637
Increases	999	1,837	2,836
Decreases (written off)	(60)	(2,147)	(2,207)
Decreases (reversed)	(333)	(533)	(866)
Foreign currency translation differences	446	544	990
As of March 31, 2022	¥3,411	¥5,979	¥9,390

Schedule of Derivative Financial Liabilities by Maturity
The table below presents the balances of financial liabilities by maturity. The total contract amount below reflects cash flows presented on an undiscounted cash flow basis, including interest expense. The amounts disclosed as of March 31, 2021 and 2022 are undiscounted cash flows using the respective spot foreign exchange rates as of March 31, 2021 and 2022.

	JPY (millions)
	Carrying amount	Total	Within one year	Between one and two years	Between two and three years	Between three and four years	Between four and five years	More than five years
As of March 31, 2021
Bonds and loans
Bonds	¥3,532,202	¥4,563,035	¥114,712	¥407,866	¥526,605	¥573,221	¥151,308	¥2,789,323
Loans	1,103,169	1,150,358	227,950	80,349	106,972	59,593	284,877	390,617

Trade and other payables	343,838	343,838	343,838	—	—	—	—	—
Lease liabilities	436,412	610,270	50,187	45,076	43,949	41,180	38,551	391,327
Derivative liabilities	97,091	(61,375)	29,274	(5,770)	(5,380)	(6,996)	(6,793)	(65,710)
Derivative assets	(64,100)	(43,560)	(31,816)	(776)	(1,133)	(1,797)	(2,422)	(5,616)

As of March 31, 2022
Bonds and loans
Bonds	¥3,637,355	¥4,648,070	¥221,182	¥395,333	¥580,073	¥167,299	¥632,188	¥2,651,995
Loans	708,055	733,219	78,155	103,540	54,623	90,696	105,942	300,263

Trade and other payables	516,297	516,297	516,297	—	—	—	—	—
Lease liabilities	465,238	645,782	53,877	52,489	48,660	44,907	39,502	406,347
Derivative liabilities	36,529	(48,275)	21,144	(1,390)	(2,090)	(2,405)	(2,647)	(60,887)
Derivative assets	(41,890)	(151,044)	(26,505)	(7,060)	(9,183)	(9,183)	(9,573)	(89,540)

Schedule of Non-Derivative Financial Liabilities by Maturity
The table below presents the balances of financial liabilities by maturity. The total contract amount below reflects cash flows presented on an undiscounted cash flow basis, including interest expense. The amounts disclosed as of March 31, 2021 and 2022 are undiscounted cash flows using the respective spot foreign exchange rates as of March 31, 2021 and 2022.

	JPY (millions)
	Carrying amount	Total	Within one year	Between one and two years	Between two and three years	Between three and four years	Between four and five years	More than five years
As of March 31, 2021
Bonds and loans
Bonds	¥3,532,202	¥4,563,035	¥114,712	¥407,866	¥526,605	¥573,221	¥151,308	¥2,789,323
Loans	1,103,169	1,150,358	227,950	80,349	106,972	59,593	284,877	390,617

Trade and other payables	343,838	343,838	343,838	—	—	—	—	—
Lease liabilities	436,412	610,270	50,187	45,076	43,949	41,180	38,551	391,327
Derivative liabilities	97,091	(61,375)	29,274	(5,770)	(5,380)	(6,996)	(6,793)	(65,710)
Derivative assets	(64,100)	(43,560)	(31,816)	(776)	(1,133)	(1,797)	(2,422)	(5,616)

As of March 31, 2022
Bonds and loans
Bonds	¥3,637,355	¥4,648,070	¥221,182	¥395,333	¥580,073	¥167,299	¥632,188	¥2,651,995
Loans	708,055	733,219	78,155	103,540	54,623	90,696	105,942	300,263

Trade and other payables	516,297	516,297	516,297	—	—	—	—	—
Lease liabilities	465,238	645,782	53,877	52,489	48,660	44,907	39,502	406,347
Derivative liabilities	36,529	(48,275)	21,144	(1,390)	(2,090)	(2,405)	(2,647)	(60,887)
Derivative assets	(41,890)	(151,044)	(26,505)	(7,060)	(9,183)	(9,183)	(9,573)	(89,540)

Schedule of Reconciliation of Liabilities Arising from Financing Activities
Reconciliation of liabilities arising from financing activities

	JPY (millions)
	Bonds	Long-term loans	Short-term loans	Lease liabilities	Derivative assets used for hedge of debts	Derivative liabilities used for hedge of debts	Total
As of April 1, 2020	¥3,204,965	¥1,883,325	¥5,014	¥369,459	¥(87)	¥560	¥5,463,236
Cash flows from financing activities
Net increase (decrease) in short-term loans and commercial papers	(144,000)	—	(5,043)	—	—	—	(149,043)
Proceeds from issuance of bonds	1,179,452	—	—	—	63	—	1,179,515
Repayments of long-term loans	—	(792,497)	—	—	—	—	(792,497)
Repayments of bonds	(859,209)	—	—	—	—	—	(859,209)
Repayments of lease liabilities	—	—	—	(39,270)	—	—	(39,270)
Interest paid	—	—	—	(12,124)	—	—	(12,124)
Non-cash items
Foreign exchange movement	134,651	10,462	98	6,541	—	—	151,752
Change in fair value	—	—	—	—	(1,482)	57,733	56,251
New, amended and terminated leases	—	—	—	99,682	—	—	99,682
Others	16,343	1,810	—	12,124	—	—	30,277
As of March 31, 2021	¥3,532,202	¥1,103,100	¥69	¥436,412	¥(1,506)	¥58,293	¥5,128,570

	JPY (millions)
	Bonds	Long-term loans	Short-term loans	Lease liabilities	Derivative assets used for hedge of debts	Derivative liabilities used for hedge of debts	Total
As of April 1, 2021	¥3,532,202	¥1,103,100	¥69	¥436,412	¥(1,506)	¥58,293	¥5,128,570
Cash flows from financing activities
Net increase (decrease) in short-term loans and commercial papers	—	—	(2)	—	—	—	(2)
Proceeds from issuance of bonds	249,334	—	—	—	—	—	249,334
Repayments of long-term loans	—	(414,105)	—	—	—	—	(414,105)
Repayments of bonds	(395,106)	—	—	—	—	(903)	(396,009)
Repayments of lease liabilities	—	—	—	(39,694)	—	—	(39,694)
Interest paid	—	—	—	(13,934)	—	—	(13,934)
Non-cash items
Foreign exchange movement	237,833	18,737	219	34,701	—	—	291,490
Change in fair value	—	—	—	—	(21,243)	(43,327)	(64,570)
New, amended and terminated leases	—	—	—	33,819	—	—	33,819
Others	13,092	39	—	13,934	—	—	27,065
As of March 31, 2022	¥3,637,355	¥707,770	¥285	¥465,238	¥(22,749)	¥14,063	¥4,801,964
Others includes an increase in debts due to application of amortized cost method.